Statutory Reserve (Details)	12 Months Ended
Dec. 31, 2013
Statutory Reserve [Abstract]
Percentage of reserve to be allocated after tax by foreign-invested enterprise	10.00%
Percentage of reserve to be allocated after tax	15.00%
Percentage of reserve out of registered capital	50.00%